SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.4%

Asia - 27.3%

Australia - 6.7%
Atlassian Corp., PLC *	1,825	384,327
BHP Group, Ltd., ADR	4,200	210,168
Lynas Rare Earths, Ltd. *	35,775	172,522
Macquarie Group, Ltd.	2,600	253,656
Rio Tinto, PLC, ADR	4,400	242,264
Westpac Banking Corp.	4,425	58,543
Woodside Energy Group, Ltd., ADR	1,517	30,583

		1,352,063

China/Hong Kong - 6.4%
AIA Group, Ltd.	32,200	268,094
Baidu, Inc., ADR *	1,575	185,047
Budweiser Brewing Co. APAC, Ltd.	21,500	55,987
CSPC Pharmaceutical Group, Ltd.	262,960	260,639
ENN Energy Holdings, Ltd.	18,400	245,331
Ping An Insurance Group Co. of China, Ltd.	33,500	167,125
Tencent Holdings, Ltd.	3,200	108,084

		1,290,307

Japan - 8.9%
Astellas Pharma, Inc.	17,700	234,477
Keyence Corp.	1,000	330,560
Recruit Holdings Co., Ltd.	11,200	322,623
Shiseido Co., Ltd.	4,100	143,694
Sony Group Corp., ADR	6,300	403,515
Terumo Corp.	13,100	368,244

		1,803,113

Singapore - 2.7%
DBS Group Holdings, Ltd.	15,600	360,881
Singapore Technologies Engineering, Ltd.	78,400	194,781

		555,662

South Korea - 2.6%
LG Chem, Ltd.	975	360,005
Samsung Electronics Co., Ltd., GDR	185	168,193

		528,198

Europe - 59.5%

France - 8.7%
AXA SA	11,750	256,537
Dassault Systemes SE	13,125	453,142
Elis SA	8,125	81,918
Faurecia SE *	10,366	112,210
Safran SA	3,200	291,167
Schneider Electric SE	5,000	564,754

		1,759,728

Germany - 5.4%
Allianz SE	2,250	354,452
Deutsche Post AG	6,550	197,415
Infineon Technologies AG	5,700	124,739
Muenchener Rueckversicherungs AG	435	104,713
Siemens AG	3,100	303,003

		1,084,322

Name of Issuer	Quantity	Fair Value ($)

Ireland - 3.1%
Accenture, PLC	550	141,515
CRH, PLC, ADR	4,800	154,704
Linde, PLC	500	134,795
STERIS, PLC	1,175	195,379

		626,393

Netherlands - 3.1%
ASML Holding NV	1,025	425,734
Stellantis NV	16,375	193,880

		619,614

Spain - 3.6%
Cellnex Telecom SA	9,442	291,254
Iberdrola SA	45,900	427,980

		719,234

Sweden - 2.3%
Evolution AB, ADR	500	39,340
Hexagon AB	26,600	248,421
Telefonaktiebolaget LM Ericsson, ADR	32,350	185,689

		473,450

Switzerland - 12.3%
Interroll Holding AG	75	142,475
Logitech International SA	6,650	305,900
Lonza Group AG	590	287,266
Nestle SA	3,600	389,366
Novartis AG	1,950	148,662
Partners Group Holding AG	490	394,344
Roche Holding AG	1,350	439,469
TE Connectivity, Ltd.	1,100	121,396
Zurich Insurance Group AG	680	271,083

		2,499,961

United Kingdom - 21.0%
Ashtead Group, PLC	5,500	247,004
AstraZeneca, PLC, ADR	8,300	455,172
BAE Systems, PLC	52,600	462,166
Coca-Cola Europacific Partners, PLC	5,400	230,148
Compass Group, PLC	5,925	117,981
Dechra Pharmaceuticals, PLC	6,300	182,958
Diageo, PLC, ADR	2,775	471,223
Entain, PLC	13,925	166,494
London Stock Exchange Group, PLC	5,100	430,689
Man Group, PLC	38,950	96,443
Reckitt Benckiser Group, PLC	3,100	205,473
RELX, PLC	12,275	299,171
Rentokil Initial, PLC	27,450	145,498
Shell, PLC, ADR	9,100	452,816
Smith & Nephew, PLC	25,250	291,455

		4,254,691

Latin America - 1.9%

Argentina - 1.9%
Globant SA *	2,050	383,514

North America - 8.7%

Canada - 4.5%
Alimentation Couche-Tard, Inc.	7,400	297,907
BRP, Inc.	1,675	103,179

SEPTEMBER 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Colliers International Group, Inc.	1,600	146,656
Waste Connections, Inc.	2,750	371,607

		919,349

United States - 4.2%
Broadcom, Inc.	1,025	455,111
Euronet Worldwide, Inc. *	1,775	134,474
Mondelez International, Inc.	4,800	263,184

		852,769

Total Common Stocks (cost: $17,745,638)		19,722,368

Investment Companies 1.1%
iShares MSCI India ETF (cost $166,867)	5,600	228,367

Short-Term Securities - 0.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 2.74% (cost $176,977)	176,977	176,977

Total Investments in Securities - 99.4% (cost $18,089,482)		20,127,712

Other Assets and Liabilities, net - 0.6%		115,054

Net Assets - 100.0%		$20,242,766

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	16.1%
Health Technology	14.1
Producer Manufacturing	11.5
Electronic Technology	10.5
Technology Services	10.4
Consumer Non-Durables	8.7
Non-Energy Minerals	3.9
Consumer Durables	3.5
Utilities	3.3
Consumer Services	3.1
Process Industries	2.4
Energy Minerals	2.4
Commercial Services	1.8
Industrial Services	1.8
Retail Trade	1.5
Communications	1.4
Transportation	1.0
Investment Companies	1.1
Short-Term Securities	0.9

99.4
Other Assets and Liabilities, net	0.6

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
Argentina	383,514	—	—	383,514
Australia	867,342	484,721	—	1,352,063
Canada	919,349	—	—	919,349
China/Hong Kong	185,047	1,105,260	—	1,290,307
France	—	1,759,728	—	1,759,728
Germany	—	1,084,322	—	1,084,322
Ireland	626,393	—	—	626,393
Japan	403,515	1,399,598	—	1,803,113
Netherlands	619,614	—	—	619,614
Singapore	—	555,662	—	555,662
South Korea	—	528,198	—	528,198
Spain	—	719,234	—	719,234
Sweden	225,029	248,421	—	473,450
Switzerland	427,296	2,072,665	—	2,499,961
United Kingdom	1,609,359	2,645,332	—	4,254,691
United States	852,769	—	—	852,769
Investment Companies	228,367	—	—	228,367
Short-Term Securities	176,977	—	—	176,977

Total:	7,524,571	12,603,141	—	20,127,712

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2022	3